Amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ (39,707)	$ (30,727)	$ (22,370)
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(3,693)	(3,452)	(3,553)
Contractual Rights Intangible Asset [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(15,716)	(12,648)	(3,123)
Amortization of non-compete agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(1,801)	(1,234)	0
Non Contractual Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(13,886)	(9,091)	(12,970)
Placement agent fees
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(2,696)	(2,782)	(1,931)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ (1,915)	$ (1,520)	$ (793)